Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
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Schedule Of Warrant Activity

	Number	Weighted Average Exercise Price Per Warrant
Outstanding – December 31, 2020	1,084,725	$30.00
Granted	-	-
Exercised	(1,083,008)	30.00
Expired	(1,717)	30.00
Outstanding – September 30, 2021	-	$-

	Number	Weighted Average Exercise Price Per Warrant
Outstanding – January 1, 2019	844,000	$30.00
Granted	240,725	30.00
Exercised	-	-
Expired	-	-
Outstanding - December 31, 2019	1,084,725	30.00
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding - December 31, 2020	1,084,725	$30.00